Debt - Term Loans (Details)		8 Months Ended
	Mar. 07, 2023 USD ($) store tranche	Jan. 07, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 29, 2023 USD ($)	Jul. 27, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche	2
Interest rate										1.07%
Debt outstanding		$ 71,246,000						$ 37,255,000	$ 23,946,000
Debt issuance costs, net of amortization								1,356,000
Proceeds from the Oaktree Tranche 2 Loan		1,590,000	$ 0
Unamortized debt issuance costs and discounts		35,958,000						$ 6,367,000	$ 109,000
Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 35,000,000
Interest rate	15.00%
Line of Credit [Member] | Live Oak Banking Company
Debt Instrument [Line Items]
Debt repaid	$ 5,598,000
Line of Credit [Member] | March 2023 Term Loan Facility
Debt Instrument [Line Items]
Number of tranches | tranche	2
Maximum borrowing capacity	$ 35,000,000
Interest rate								15.00%
Debt issuance costs, net of amortization								$ 1,354,000
Debt discount								2,421,000
Loan commitment asset								1,407,000
Unamortized debt issuance costs and discounts								5,182,000
Line of Credit [Member] | Term Loan Facility, Tranche 1
Debt Instrument [Line Items]
Debt outstanding		22,500,000						22,500,000
Line of Credit [Member] | Term Loan Facility, Tranche 2
Debt Instrument [Line Items]
Interest rate						15.00%
Debt outstanding								$ 0
Additional borrowing capacity	12,500,000			$ 5,000,000	$ 5,000,000	$ 1,500,000	$ 1,000,000
Additional borrowing capacity per draw	$ 2,500,000
Number of store openings | store	5
Debt issuance costs, net of amortization		644,000
Debt discount		559,000
Loan commitment asset		1,203,000
Proceeds from the Oaktree Tranche 2 Loan		12,500,000
Line of Credit [Member] | August 2023 Term Loan Facility
Debt Instrument [Line Items]
Debt issuance costs, net of amortization		1,653,000
Debt discount		3,229,000
Unamortized debt issuance costs and discounts		$ 4,882,000